Financial liabilities - Disclosure of financial liabilities per maturity (Details) € in Thousands						1 Months Ended		6 Months Ended
	Mar. 15, 2023 EUR (€)	Aug. 31, 2022 EUR (€) loan	Jan. 05, 2022 EUR (€) loan_agreement	Aug. 30, 2019 EUR (€)	Jul. 03, 2017 EUR (€)	Jul. 31, 2024 EUR (€)	Aug. 31, 2022 EUR (€) loan	Jun. 30, 2025 EUR (€) loan_agreement	Jun. 30, 2024 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of financial liabilities [Line Items]
Financial liabilities								€ 27,029	€ 35,503	€ 30,995	€ 39,893
Proceeds from borrowing								0	0
Proceeds from lease liabilities and other non cash effects								507	49
Repayments of borrowings/leases liabilities								(4,454)	(4,446)
Exchange rate variation (non cash)								(19)	8
Current prepaid expenses								2,149		2,820
Right-of-use assets
Disclosure of financial liabilities [Line Items]
Write-off of right-of-use asset	€ 500
Guarantees
Disclosure of financial liabilities [Line Items]
Current prepaid expenses								€ 627		754
State guaranteed loan, Societe Generale and BNP Paribas
Disclosure of financial liabilities [Line Items]
Borrowing, number of loan agreement		2					2	2
Borrowing, maturity		5 years						5 years
Borrowing, grace period		1 year
State guaranteed loan Société Générale
Disclosure of financial liabilities [Line Items]
Borrowing, maturity							4 years
Borrowings, interest rate		1.56%					1.56%
Number of loans | loan							2
State guaranteed loan Société Générale | Guarantees
Disclosure of financial liabilities [Line Items]
Current prepaid expenses		€ 877					€ 877
State guaranteed loan BNP Paribas
Disclosure of financial liabilities [Line Items]
Borrowings, interest rate		0.95%					0.95%
State guaranteed loan BNP Paribas | Guarantees
Disclosure of financial liabilities [Line Items]
Current prepaid expenses		€ 379					€ 379
State guaranteed loan Société Générale
Disclosure of financial liabilities [Line Items]
Financial liabilities								€ 12,653	17,568	15,125	20,000
Proceeds from borrowing								0	0
Proceeds from lease liabilities and other non cash effects								7	0
Repayments of borrowings/leases liabilities								(2,479)	(2,432)
Exchange rate variation (non cash)								0	0
Notional amount			€ 20,000
State guaranteed loan BNP Paribas
Disclosure of financial liabilities [Line Items]
Financial liabilities								5,478	7,630	6,558	8,700
Proceeds from borrowing								0	0
Proceeds from lease liabilities and other non cash effects								2	0
Repayments of borrowings/leases liabilities								(1,082)	(1,070)
Exchange rate variation (non cash)								0	0
Notional amount			8,700
State guaranteed loans - accrued interest
Disclosure of financial liabilities [Line Items]
Financial liabilities								0	13	0	14
Proceeds from borrowing								0	0
Proceeds from lease liabilities and other non cash effects								0	13
Repayments of borrowings/leases liabilities								0	(14)
Exchange rate variation (non cash)								0	0
Lease liabilities – Building "Le Virage"
Disclosure of financial liabilities [Line Items]
Financial liabilities								274	254	131	375
Proceeds from borrowing								0	0
Proceeds from lease liabilities and other non cash effects								280	0
Repayments of borrowings/leases liabilities								(137)	(121)
Exchange rate variation (non cash)								0	0
Write-off of lease liability	€ 700
Lease liabilities – Premises Innate Inc.
Disclosure of financial liabilities [Line Items]
Financial liabilities								100	207	164	246
Proceeds from borrowing								0	0
Proceeds from lease liabilities and other non cash effects								0	0
Repayments of borrowings/leases liabilities								(45)	(47)
Exchange rate variation (non cash)								(19)	8
Lease liabilities – Laboratory equipment
Disclosure of financial liabilities [Line Items]
Financial liabilities								0	26	0	109
Proceeds from borrowing								0	0
Proceeds from lease liabilities and other non cash effects								0	0
Repayments of borrowings/leases liabilities								0	(83)
Exchange rate variation (non cash)								0	0
Lease liabilities – Vehicles
Disclosure of financial liabilities [Line Items]
Financial liabilities								51	87	71	85
Proceeds from borrowing								0	0
Proceeds from lease liabilities and other non cash effects								6	19
Repayments of borrowings/leases liabilities								(26)	(17)
Exchange rate variation (non cash)								0	0
Lease liabilities - Printers
Disclosure of financial liabilities [Line Items]
Financial liabilities								5	13	9	18
Proceeds from borrowing								0	0
Proceeds from lease liabilities and other non cash effects								0	0
Repayments of borrowings/leases liabilities								(4)	(4)
Exchange rate variation (non cash)								0	0
Lease liabilities - Meraki
Disclosure of financial liabilities [Line Items]
Financial liabilities								186		0
Proceeds from borrowing								0
Proceeds from lease liabilities and other non cash effects								212
Repayments of borrowings/leases liabilities								(26)
Exchange rate variation (non cash)								0
Borrowing – Equipment
Disclosure of financial liabilities [Line Items]
Financial liabilities								14	71	43	99
Proceeds from borrowing								0	0
Proceeds from lease liabilities and other non cash effects								0	0
Repayments of borrowings/leases liabilities								(28)	(28)
Exchange rate variation (non cash)								0	0
Borrowing – Building
Disclosure of financial liabilities [Line Items]
Financial liabilities								8,267	9,634	8,894	€ 10,247
Proceeds from borrowing								0	0
Proceeds from lease liabilities and other non cash effects								0	17
Repayments of borrowings/leases liabilities								(627)	(630)
Exchange rate variation (non cash)								0	€ 0
State guaranteed loan, Societe Generale and BNP Paribas
Disclosure of financial liabilities [Line Items]
Notional amount			€ 28,700
Borrowing, number of loan agreement | loan_agreement			2
Borrowing, maturity			1 year
Borrowing, maturity, extension period option			5 years
Borrowing, percentage of state-guaranteed loan			90.00%
Loan agreement with Société Générale
Disclosure of financial liabilities [Line Items]
Financial liabilities								€ 8,267		€ 8,894		€ 1,300	€ 1,300
Proceeds from borrowing				€ 13,900
Loan agreement, maximum borrowing capacity					€ 15,200
Loan agreement, collateral					15,200
Borrowings, maturity period				12 years
Security interest on pledge of financial instruments will be released in 2024					4,200
Security interest on pledge of financial instruments will be released in 2027					5,000
Security interest on pledge of financial instruments will be released in 2031					€ 6,000
Security interest on pledge of financial instruments released						€ 4,200
Loan agreement with Société Générale | Fixed interest rate
Disclosure of financial liabilities [Line Items]
Borrowings, interest rate								2.01%